Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Apr. 30, 2011
Accumulated Other Comprehensive Income (Loss) (Tables) [Abstract]
Components of accumulated other comprehensive (loss) income
Comprehensive income is included in the Statements of Consolidated Shareholders’ Equity. The components of accumulated other comprehensive income (loss) as shown in the Consolidated Balance Sheets are as follows:

	Foreign	Pension	Unrealized	Unrealized	Accumulated
	Currency	and Other	Gain (Loss) on	Gain on Cash	Other
	Translation	Postretirement	Available-for-	Flow Hedging	Comprehensive
	Adjustment	Liabilities	Sale Securities	Derivatives	Income (Loss)
Balance at May 1, 2008	$58,086	$(24,214)	$589	$8,151	$42,612
Reclassification adjustments	—	—	—	(12,885)	(12,885)
Current period (charge) credit	(47,024)	(65,828)	(4,384)	2,494	(114,742)
Income tax benefit	—	22,349	1,586	3,810	27,745

Balance at April 30, 2009	$11,062	$(67,693)	$(2,209)	$1,570	$(57,270)
Reclassification adjustments	—	—	—	(2,494)	(2,494)
Current period credit (charge)	45,926	(18,004)	4,162	3,128	35,212
Income tax benefit (expense)	—	5,691	(1,510)	(210)	3,971

Balance at April 30, 2010	$56,988	$(80,006)	$443	$1,994	$(20,581)
Reclassification adjustments	—	—	—	(3,128)	(3,128)
Current period credit (charge)	24,773	(10,004)	2,124	9,430	26,323
Income tax benefit (expense)	—	4,076	(765)	(2,296)	1,015

Balance at April 30, 2011	$81,761	$(85,934)	$1,802	$6,000	$3,629

Income tax benefit (expense) is determined using the applicable deferred tax rate for each component of accumulated other comprehensive income (loss).